UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21775
Oppenheimer International Diversified Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  April 30
Date of reporting period:  10/31/2009

Item 1. Reports to Stockholders.

October 31, 2009

Oppenheimer

International Diversified Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

October 31, 2009 Oppenheimer Management International Commentaries and Diversified Fund Semiannual Report MANAGEMENT C O M M E N TA R I E S An Interview with Your Fund’s Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Global Equity Funds 89.7% Fixed Income Fund 10.0 Money Market Fund 0.3
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first offered on 9/27/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 9/27/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	May 1, 2009	October 31, 2009	October 31, 2009

Class A	$1,000.00	$1,362.00	$4.11
Class B	1,000.00	1,355.80	9.00
Class C	1,000.00	1,354.80	8.57
Class N	1,000.00	1,359.50	5.84
Class Y	1,000.00	1,363.40	1.61

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.73	3.52
Class B	1,000.00	1,017.59	7.71
Class C	1,000.00	1,017.95	7.35
Class N	1,000.00	1,020.27	5.00
Class Y	1,000.00	1,023.84	1.38
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended October 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.69%
Class B	1.51
Class C	1.44
Class N	0.98
Class Y	0.27
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

	Shares	Value

Investment Companies—99.9%[1]
Fixed Income Fund—10.0%
Oppenheimer International Bond Fund, Cl. Y	19,968,229	$130,592,214
Global Equity Funds—89.7%
Oppenheimer Developing Markets Fund, Cl. Y	5,220,226	135,778,085
Oppenheimer International Growth Fund, Cl. Y	18,204,636	428,537,124
Oppenheimer International Small Company Fund, Cl. Y	9,168,526	170,167,841
Oppenheimer Master International Value Fund, LLC	22,415,870	187,221,027
Oppenheimer Quest International Value Fund, Cl. Y	16,800,864	250,836,896

		1,172,540,973

Money Market Fund—0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.26%[2]	3,429,331	3,429,331
Total Investments, at Value (Cost $1,223,579,325)	99.9%	1,306,562,518
Other Assets Net of Liabilities	0.1	985,359

Net Assets	100.0%	$1,307,547,877

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2009	Additions	Reductions	October 31, 2009

Oppenheimer Developing Markets Fund, Cl.Y	5,210,593	565,801	556,168	5,220,226
Oppenheimer Institutional Money Market Fund, Cl. E	1,058,716	48,603,682	46,233,067	3,429,331
Oppenheimer International Bond Fund, Cl.Y	23,261,575	1,652,488	4,945,834	19,968,229
Oppenheimer International Growth Fund, Cl.Y	15,834,840	2,572,192	202,396	18,204,636
Oppenheimer International Small Company Fund, Cl.Y	9,546,725	631,964	1,010,163	9,168,526
Oppenheimer Master International Value Fund, LLC	17,121,876	6,390,666	1,096,672	22,415,870
Oppenheimer Quest International Value Fund, Cl.Y	17,014,960	—	214,096	16,800,864
F1 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Developing Markets Fund, Cl.Y	$135,778,085	$—		$(10,549,120)
Oppenheimer Institutional Money Market Fund, Cl. E	3,429,331	3,271		—
Oppenheimer International Bond Fund, Cl.Y	130,592,214	2,908,077		(220,305)
Oppenheimer International Growth Fund, Cl.Y	428,537,124	—		(1,965,616)
Oppenheimer International Small Company Fund, Cl.Y	170,167,841	—		(12,699,614)
Oppenheimer Master International Value Fund, LLC	187,221,027	2,552,933	[a]	6,376,962 [a]
Oppenheimer Quest International Value Fund, Cl.Y	250,836,896	—		169,782

	$1,306,562,518	$5,464,281		$(18,887,911)

a. Represents the amount allocated to the Fund from Oppenheimer Master International Value Fund, LLC.

2.	Rate shown is the 7-day yield as of October 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,306,562,518	$—	$—	$1,306,562,518

Total Assets	$1,306,562,518	$—	$—	$1,306,562,518

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F2 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
October 31, 2009

Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $1,223,579,325)	$1,306,562,518
Cash	298,934
Receivables and other assets:
Shares of beneficial interest sold	6,042,544
Dividends	449,976
Other	40,161

Total assets	1,313,394,133

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	3,064,273
Investments purchased	2,032,383
Transfer and shareholder servicing agent fees	275,621
Distribution and service plan fees	267,789
Trustees’ compensation	107,389
Shareholder communications	68,726
Other	30,075

Total liabilities	5,846,256

Net Assets	$1,307,547,877

Composition of Net Assets
Par value of shares of beneficial interest	$127,842
Additional paid-in capital	1,791,898,355
Accumulated net investment income	23,691,805
Accumulated net realized loss on investments	(591,153,318)
Net unrealized appreciation on investments	82,983,193

Net Assets	$1,307,547,877

F3 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $749,745,033 and 72,735,892 shares of beneficial interest outstanding)	$10.31
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.94

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $110,608,953 and 10,993,144 shares of beneficial interest outstanding)	$10.06

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $332,240,977 and 32,946,883 shares of beneficial interest outstanding)	$10.08

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $72,074,955 and 7,056,552 shares of beneficial interest outstanding)	$10.21

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $ 42,877,959 and 4,109,980 shares of beneficial interest outstanding)	$10.43
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended October 31, 2009

Allocation of Income and Expenses from master fund[1]
Net investment income allocated from Oppenheimer Master International Value Fund, LLC:
Dividends (net of foreign withholding taxes of $500,233)	$2,476,079
Interest	76,854
Expenses[2]	(683,088)

Net investment income from Oppenheimer Master International Value Fund, LLC	1,869,845

Investment Income
Dividend from affiliated companies	2,911,348
Interest	638

Total investment income	2,911,986

Expenses
Distribution and service plan fees:
Class A	818,491
Class B	507,426
Class C	1,516,513
Class N	150,855
Transfer and shareholder servicing agent fees:
Class A	990,834
Class B	279,113
Class C	459,187
Class N	110,887
Class Y	20,790
Shareholder communications:
Class A	60,563
Class B	21,965
Class C	23,740
Class N	4,013
Class Y	1,099
Trustees’ compensation	19,279
Custodian fees and expenses	5,704
Other	36,926

Total expenses	5,027,385
Less waivers and reimbursements of expenses	(122,945)

Net expenses	4,904,440

Net Investment Loss	(122,609)

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes.

See Note 1 of accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $20,098.
F5 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from affiliated companies	$(25,264,873)
Allocated from Oppenheimer Master International Value Fund, LLC	6,376,962

Net realized loss	(18,887,911)
Net change in unrealized appreciation on:
Investments	304,971,355
Allocated from Oppenheimer Master International Value Fund, LLC	39,866,289

Net change in unrealized appreciation	344,837,644

Net Increase in Net Assets Resulting from Operations	$325,827,124

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2009	April 30,
	(Unaudited)	2009

Operations
Net investment income (loss)	$(122,609)	$22,257,049
Net realized loss	(18,887,911)	(565,848,482)
Net change in unrealized appreciation (depreciation)	344,837,644	(206,073,063)

Net increase (decrease) in net assets resulting from operations	325,827,124	(749,664,496)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(32,011,184)
Class B	—	(5,044,699)
Class C	—	(14,862,607)
Class N	—	(2,652,924)
Class Y	—	(1,221,054)

	—	(55,792,468)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	48,739,293	(160,475,119)
Class B	132,710	(21,989,122)
Class C	5,759,816	(71,142,438)
Class N	8,104,757	9,128,280
Class Y	12,644,240	9,486,958

	75,380,816	(234,991,441)

Net Assets
Total increase (decrease)	401,207,940	(1,040,448,405)
Beginning of period	906,339,937	1,946,788,342

End of period (including accumulated net investment income of $23,691,805 and $23,814,414, respectively)	$1,307,547,877	$906,339,937

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	October 31, 2009			Year Ended April 30,
Class A	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.57	$12.86	$13.74	$11.81	$10.00

Income (loss) from investment operations:
Net investment income[2]	.01	.19	.30	.32	.14
Net realized and unrealized gain (loss)	2.73	(5.05)	(.61)	1.90	1.91

Total from investment operations	2.74	(4.86)	(.31)	2.22	2.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.44)	(.28)	(.24)
Distributions from net realized gain	—	(.43)	(.13)	(.01)	—

Total dividends and/or distributions to shareholders	—	(43)	(.57)	(.29)	(.24)

Net asset value, end of period	$10.31	$7.57	$12.86	$13.74	$11.81

Total Return, at Net Asset Value[3]	36.20%	(37.65)%	(2.50)%	19.05%	20.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$749,745	$514,535	$1,142,139	$695,478	$182,910

Average net assets (in thousands)	$655,573	$738,073	$1,004,386	$397,871	$56,852

Ratios to average net assets:[4]
Net investment income	0.25%[5]	2.03%[5]	2.21%[5]	2.60%	2.10%
Total expenses[6]	0.69%[5]	0.60%[5]	0.43%[5]	0.43%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%[5]	0.57%[5]	0.39%[5]	0.35%	0.46%

Portfolio turnover rate	6%	34%	6%	1%	0%[7]

1.	For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended October 31, 2009	1.41%
Year Ended April 30, 2009	1.42%
Year Ended April 30, 2008	1.23%
Year Ended April 30, 2007	1.17%
Period Ended April 30, 2006	1.43%

7.	Less than 0.5%.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

	Six Months
	Ended
	October 31, 2009			Year Ended April 30,
Class B	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.42	$12.73	$13.63	$11.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.11	.17	.21	.09
Net realized and unrealized gain (loss)	2.67	(4.99)	(.59)	1.89	1.90

Total from investment operations	2.64	(4.88)	(.42)	2.10	1.99

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.35)	(.22)	(.23)
Distributions from net realized gain	—	(.43)	(.13)	(.01)	—

Total dividends and/or distributions to shareholders	—	(.43)	(.48)	(.23)	(.23)

Net asset value, end of period	$10.06	$7.42	$12.73	$13.63	$11.76

Total Return, at Net Asset Value[3]	35.58%	(38.19)%	(3.32)%	18.06%	20.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,609	$81,764	$174,717	$118,894	$33,843

Average net assets (in thousands)	$100,828	$112,481	$156,641	$69,567	$10,159

Ratios to average net assets:[4]
Net investment income (loss)	(0.57)%[5]	1.18%[5]	1.24%[5]	1.74%	1.34%
Total expenses[6]	1.72%[5]	1.56%[5]	1.29%[5]	1.30%	1.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.51%[5]	1.43%[5]	1.26%[5]	1.22%	1.35%

Portfolio turnover rate	6%	34%	6%	1%	0%[7]

1.	For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended October 31, 2009	2.44%
Year Ended April 30, 2009	2.38%
Year Ended April 30, 2008	2.09%
Year Ended April 30, 2007	2.04%
Period Ended April 30, 2006	2.32%

7.	Less than 0.5%.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 31, 2009			Year Ended April 30,
Class C	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.44	$12.74	$13.64	$11.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	.11	.20	.22	.04
Net realized and unrealized gain (loss)	2.66	(4.98)	(.60)	1.89	1.96

Total from investment operations	2.64	(4.87)	(.40)	2.11	2.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.37)	(.23)	(.23)
Distributions from net realized gain	—	(.43)	(.13)	(.01)	—

Total dividends and/or distributions to shareholders	—	(.43)	(.50)	(.24)	(.23)

Net asset value, end of period	$10.08	$7.44	$12.74	$13.64	$11.77

Total Return, at Net Asset Value[3]	35.48%	(38.09)%	(3.20)%	18.14%	20.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332,241	$240,961	$531,228	$327,749	$84,529

Average net assets (in thousands)	$301,327	$343,343	$459,758	$184,470	$24,928

Ratios to average net assets:[4]
Net investment income (loss)	(0.50)%[5]	1.25%[5]	1.46%[5]	1.81%	0.67%
Total expenses[6]	1.44%[5]	1.35%[5]	1.18%[5]	1.19%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.44%[5]	1.33%[5]	1.15%[5]	1.12%	1.21%

Portfolio turnover rate	6%	34%	6%	1%	0%[7]

1.	For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended October 31, 2009	2.16%
Year Ended April 30, 2009	2.17%
Year Ended April 30, 2008	1.98%
Year Ended April 30, 2007	1.93%
Period Ended April 30, 2006	2.18%

7.	Less than 0.5%.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

	Six Months
	Ended
	October 31, 2009			Year Ended April 30,
Class N	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.51	$12.81	$13.70	$11.80	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	.17	.25	.29	.10
Net realized and unrealized gain (loss)	2.70	(5.04)	(.60)	1.89	1.93

Total from investment operations	2.70	(4.87)	(.35)	2.18	2.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.41)	(.27)	(.23)
Distributions from net realized gain	—	(.43)	(.13)	(.01)	—

Total dividends and/or distributions to shareholders	—	(.43)	(.54)	(.28)	(.23)

Net asset value, end of period	$10.21	$7.51	$12.81	$13.70	$11.80

Total Return, at Net Asset Value[4]	35.95%	(37.87)%	(2.79)%	18.70%	20.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,075	$47,209	$70,481	$35,342	$5,989

Average net assets (in thousands)	$60,116	$54,203	$53,978	$17,382	$1,477

Ratios to average net assets:[5]
Net investment income (loss)	(0.03)%[6]	1.89%[6]	1.82%[6]	2.32%	1.61%
Total expenses[7]	1.01%[6]	0.97%[6]	0.75%[6]	0.74%	0.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%[6]	0.88%[6]	0.71%[6]	0.67%	0.72%

Portfolio turnover rate	6%	34%	6%	1%	0%[8]

1.	For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

7.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended October 31, 2009	1.73%
Year Ended April 30, 2009	1.79%
Year Ended April 30, 2008	1.55%
Year Ended April 30, 2007	1.48%
Period Ended April 30, 2006	1.69%

8.	Less than 0.5%.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	October 31, 2009			Year Ended April 30,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$7.65	$12.93	$13.80	$11.84	$10.00

Income (loss) from investment operations:
Net investment income[2]	.03	.24	.37	.32	.09
Net realized and unrealized gain (loss)	2.75	(5.09)	(.63)	1.96	1.99

Total from investment operations	2.78	(4.85)	(.26)	2.28	2.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.48)	(.31)	(.24)
Distributions from net realized gain	—	(.43)	(.13)	(.01)	—

Total dividends and/or distributions to shareholders	—	(.43)	(.61)	(.32)	(.24)

Net asset value, end of period	$10.43	$7.65	$12.93	$13.80	$11.84

Total Return, at Net Asset Value[3]	36.34%	(37.36)%	(2.17)%	19.51%	21.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,878	$21,871	$28,223	$4,881	$1,405

Average net assets (in thousands)	$31,660	$24,956	$16,727	$2,254	$469

Ratios to average net assets:[4]
Net investment income	0.67%[5]	2.65%[5]	2.72%[5]	2.62%	1.41%
Total expenses[6]	0.27%[5]	0.22%[5]	0.10%[5]	0.02%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.27%[5]	0.21%[5]	0.07%[5]	(0.05)%[7]	0.01%

Portfolio turnover rate	6%	34%	6%	1%	0%[8]

1.	For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master International Value Fund, LLC.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended October 31, 2009	0.99%
Year Ended April 30, 2009	1.04%
Year Ended April 30, 2008	0.90%
Year Ended April 30, 2007	0.76%
Period Ended April 30, 2006	0.98%

7.	The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceeded the amount of direct expenses it incurred.

8.	Less than 0.5%.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Diversified Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds (the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
F13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a
F14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master International Value Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of the master fund is to seek long-term capital appreciation by investing in common stocks of foreign companies that the Manager believes are undervalued. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain (loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended April 30, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of April 30, 2009, the Fund had available for federal income tax purposes post-October losses of $315,037,556 and unused capital loss carryforward as follows:

Expiring

2017	$149,008,652
F15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of October 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $482,934,119 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,329,815,487

Gross unrealized appreciation	$50,236,643
Gross unrealized depreciation	(73,489,612)

Net unrealized depreciation	$(23,252,969)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,189
Payments Made to Retired Trustees	—
Accumulated Liability as of October 31, 2009	71,154
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar
F16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
F17 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	12,155,321	$118,761,596	18,288,360	$175,996,708
Dividends and/or distributions reinvested	—	—	3,956,928	28,687,924
Redeemed	(7,375,175)	(70,022,303)	(43,087,846)	(365,159,751)

Net increase (decrease)	4,780,146	$48,739,293	(20,842,558)	$(160,475,119)

Class B
Sold	1,153,611	$10,887,246	2,451,787	$23,240,255
Dividends and/or distributions reinvested	—	—	667,013	4,749,165
Redeemed	(1,178,180)	(10,754,536)	(5,828,854)	(49,978,542)

Net increase (decrease)	(24,569)	$132,710	(2,710,054)	$(21,989,122)

Class C
Sold	4,093,651	$38,793,938	8,315,813	$77,434,912
Dividends and/or distributions reinvested	—	—	1,752,616	12,513,585
Redeemed	(3,553,839)	(33,034,122)	(19,363,885)	(161,090,935)

Net increase (decrease)	539,812	$5,759,816	(9,295,456)	$(71,142,438)

Class N
Sold	1,769,158	$17,351,672	2,739,672	$25,780,196
Dividends and/or distributions reinvested	—	—	316,990	2,282,489
Redeemed	(995,803)	(9,246,915)	(2,277,043)	(18,934,405)

Net increase	773,355	$8,104,757	779,619	$9,128,280

Class Y
Sold	1,738,976	$17,251,060	2,448,153	$24,839,232
Dividends and/or distributions reinvested	—	—	162,215	1,185,789
Redeemed	(489,071)	(4,606,820)	(1,932,354)	(16,538,063)

Net increase	1,249,905	$12,644,240	678,014	$9,486,958

F18 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$135,023,617	$68,584,387
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund’s investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended October 31, 2009 was 0.70%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2009, the Fund paid $1,699,061 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing
F19 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$2,181,896
Class C	3,688,799
Class N	646,951
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 31, 2009	$247,642	$1,444	$108,102	$6,470	$751
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.75%, 2.50%, 2.50%, 2.00% and 1.45%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds and IMMF to assure that expenses do not exceed those limits.
F20 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

     The Distributor reimbursed Fund expenses in an amount equal to the distribution-related service plan fees incurred through the Fund’s investment in the Class A shares of any Underlying Fund that does not offer Class Y shares.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended October 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$5,346
Class B	105,611
Class C	3,169
Class N	8,819
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 16, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. An agreement in principal has been reached to settle the lawsuit on behalf of the Oregon College Savings Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F21 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F22 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s asset allocation team, who provide research, analysis and other advisory services in regard to the Fund’s investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans, the portfolio manager for the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other international multi-cap core funds. The Board noted that the one-year and three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other passively managed international multi-cap core, global multi-cap core, and global multi-cap growth affiliated funds of funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the Fund’s total aggregate direct (fund-of-funds level) and indirect expenses so that as a percentage of average daily net assets they will not exceed the following annual rate of 1.75%, 2.50%, 2.50%, 2.00% and 1.45%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Board noted that the Fund’s total expenses were higher than its peer group median.
14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund’s shareholders.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, in light of all of the surrounding circumstances.
15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Diversified Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	12/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	12/10/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/10/2009